Blanket Zimbabwe Indigenisation Transaction - Reconciliation of facilitation loan balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Blanket Zimbabwe Indigenisation Transaction
Beginning balance	$ 10,258	$ 13,397
Interest incurred	451	637
Dividends used to repay loan	(10,189)	(3,776)
Ending balance	$ 520	$ 10,258